Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	¥ 992,069		¥ 754,850
Accumulated depreciation and amortization	(378,959)		(308,210)
Total property, equipment and software, net	613,110	$ 83,996	446,640
Computers and Equipment
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	317,923		270,236
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	17,156		17,967
Leasehold Improvement
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	68,961		69,235
Software
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	107,917		102,129
Construction In Progress
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	¥ 480,112		¥ 295,283